Note 22 - Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Other Liabilities [Abstract]
Disclosure of other non-current liabilities [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Post-employment benefits	136,811	144,993
Other-long term benefits	64,928	85,473
Miscellaneous	43,896	20,917
	245,635	251,383

Disclosure of net defined benefit liability (asset) [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Unfunded	115,774	125,573
Funded	21,037	19,420
	136,811	144,993
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Values at the beginning of the year	125,573	97,318
Current service cost	4,796	7,978
Interest cost	6,496	5,526
Curtailments and settlements	(1,237)	-
Remeasurements (*)	(2,230)	7,010
Translation differences	(415)	(1,567)
Increase due to business combinations	1,566	15,660
Benefits paid from the plan	(22,955)	(9,328)
Other	4,180	2,976
At the end of the year	115,774	125,573
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Present value of funded obligations	176,309	160,412
Fair value of plan assets	(157,335)	(145,160)
Liability (*)	18,974	15,252
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
At the beginning of the year	160,412	146,885
Translation differences	2,148	4,542
Current service cost	850	721
Interest cost	5,009	5,754
Remeasurements (*)	18,025	12,769
Benefits paid	(9,266)	(10,259)
Other	(869)	-
At the end of the year	176,309	160,412

Disclosure of sensitivity analysis for actuarial assumptions [text block]
	Year ended December 31,
	2020	2019
Discount rate	1% - 7%	1% - 7%
Rate of compensation increase	0% - 3%	0% - 3%
	Year ended December 31,
	2020	2019
Discount rate	1% - 3%	3% - 4%
Rate of compensation increase	0% - 3%	0% - 3%

Disclosure of fair value of plan assets [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
At the beginning of the year	(145,160)	(132,438)
Translation differences	(1,729)	(4,137)
Return on plan assets	(4,411)	(5,018)
Remeasurements	(10,396)	(10,507)
Contributions paid to the plan	(5,017)	(3,589)
Benefits paid from the plan	9,266	10,259
Other	112	270
At the end of the year	(157,335)	(145,160)
	Year ended December 31,
	2020	2019
Equity instruments	49.3%	49.0%
Debt instruments	46.8%	47.0%
Others	3.9%	4.0%

Disclosure of other current liabilities [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Payroll and social security payable	175,175	153,009
Miscellaneous	27,651	23,255
	202,826	176,264